Income taxes - Deferred Tax Assets and Deferred Tax Liabilities Relating to Same Taxable Entity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 18,996	$ 19,431
Deferred tax liabilities	(17,006)	(12,131)
Net deferred tax assets/(liabilities)	$ 1,990	$ 7,300